Consolidated Statements of Shareholders' Deficit (USD $)	Total	Preferred Stock	Common Stock	Other Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-controlling Interest
Beginning balance at Dec. 31, 2010	$ (162,355,000)	$ 160,000	$ 27,901,000	$ 98,466,000	$ (57,680,000)	$ (226,740,000)	$ (4,462,000)
Beginning balance, shares at Dec. 31, 2010		160,129	11,160,798
Preferred dividends declared	(21,301,000)					(21,301,000)
Common stock issued as compensation	4,721,000		600,000	4,121,000
Common stock issued as compensation, shares			240,118
Common stock options exercised	422,000		78,000	344,000
Exercised (in shares)			(31,200)
Conversion of convertible notes and securities	25,485,000		4,698,000	20,787,000
Conversion of convertible notes and securities, shares		(169)	1,879,098
Common stock issued to pension plans assets	4,257,000		1,125,000	3,132,000
Common stock issued to pension plans assets, shares			450,000
Issuance of restricted stock	(437,000)		125,000	(562,000)
Issuance of restricted stock, shares			50,165
Net loss	(36,875,000)					(33,100,000)	(3,775,000)
Other comprehensive loss	(63,775,000)				(63,775,000)
Ending balance at Dec. 31, 2011	(249,858,000)	160,000	34,527,000	126,288,000	(121,455,000)	(281,141,000)	(8,237,000)
Ending balance, shares at Dec. 31, 2011		159,960	13,811,379
Preferred dividends declared	(1,360,000)					(1,360,000)
Common stock issued as compensation	6,040,000		808,000	5,232,000
Common stock issued as compensation, shares			323,432
Issuance of restricted stock	(501,000)		167,000	(668,000)
Issuance of restricted stock, shares			66,600
Net loss	(13,662,000)					(7,226,000)	(6,436,000)
Other comprehensive loss	(26,890,000)				(26,890,000)
Ending balance at Dec. 31, 2012	(286,231,000)	160,000	35,502,000	130,852,000	(148,345,000)	(289,727,000)	(14,673,000)
Ending balance, shares at Dec. 31, 2012		159,960	14,201,411
Preferred dividends declared	(1,360,000)					(1,360,000)
Common stock issued as compensation	5,322,000		560,000	4,762,000
Common stock issued as compensation, shares			224,129
Issuance of restricted stock	(336,000)		417,000	(753,000)
Issuance of restricted stock, shares			166,691
Net loss	(8,127,000)					(4,697,000)	(3,430,000)
Assumption of noncontrolling interest of subsidiary	18,103,000						18,103,000
Other comprehensive loss	84,750,000				84,750,000
Ending balance at Dec. 31, 2013	(187,879,000)	160,000	36,479,000	134,861,000	(63,595,000)	(295,784,000)	0
Ending balance, shares at Dec. 31, 2013		159,960	14,592,231
Preferred dividends declared	(261,000)					(261,000)
Common stock issued as compensation	728,000		0	728,000
Common stock issued as compensation, shares			0
Conversion of convertible notes and securities	0	(39,000)	662,000	(623,000)
Conversion of convertible notes and securities, shares		(38,737)	264,641
SARs exercised	0		14,000	(14,000)
SARs exercised, shares			5,723
Net loss	(19,030,000)					(19,030,000)
Other comprehensive loss	226,000				226,000
Ending balance at Mar. 31, 2014	$ (206,216,000)	$ 121,000	$ 37,155,000	$ 134,952,000	$ (63,369,000)	$ (315,075,000)
Ending balance, shares at Mar. 31, 2014		121,223	14,862,595